Other Receivable (Details)	Jun. 30, 2021 USD ($)
Other Receivable (Details) [Line Items]
Other receivable balance	$ 10,686,077
Escrow account [Member]
Other Receivable (Details) [Line Items]
Other receivable balance	$ 10,683,324